Schedule of Investments (unaudited)
June 30, 2025
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Mortgage REITs — 97.6%
Advanced Flower Capital, Inc.	236,571	$ 1,059,838
AG Mortgage Investment Trust, Inc.	354,245	2,674,550
AGNC Investment Corp.	8,738,122	80,303,341
Angel Oak Mortgage REIT, Inc.	155,901	1,468,587
Annaly Capital Management, Inc.	5,514,469	103,782,307
Apollo Commercial Real Estate Finance, Inc.	1,742,353	16,865,977
Arbor Realty Trust, Inc.	2,223,665	23,793,216
Ares Commercial Real Estate Corp.	668,492	3,188,707
ARMOUR Residential REIT, Inc.	1,027,111	17,265,736
Blackstone Mortgage Trust, Inc., Class A	1,286,174	24,758,850
BrightSpire Capital, Inc., Class A	1,614,226	8,151,841
Chicago Atlantic Real Estate Finance, Inc.	219,016	3,057,463
Chimera Investment Corp.	993,531	13,780,275
Claros Mortgage Trust, Inc.	1,156,205	3,295,184
Dynex Capital, Inc.	1,313,043	16,045,386
Ellington Financial, Inc.	1,150,054	14,939,202
Franklin BSP Realty Trust, Inc.	1,022,760	10,933,304
Invesco Mortgage Capital, Inc.	823,229	6,454,115
KKR Real Estate Finance Trust, Inc.	715,908	6,278,513
Ladder Capital Corp., Class A	1,425,377	15,322,803
MFA Financial, Inc.	1,286,248	12,167,906
New York Mortgage Trust, Inc.	1,065,596	7,139,493
Nexpoint Real Estate Finance, Inc.	99,008	1,365,320
Orchid Island Capital, Inc.	1,344,235	9,423,087
PennyMac Mortgage Investment Trust	1,087,047	13,979,424
Security	Shares	Value
Mortgage REITs (continued)
Ready Capital Corp.	2,084,136	$ 9,107,674
Redwood Trust, Inc.	1,662,194	9,823,567
Rithm Capital Corp.	2,156,206	24,343,566
Seven Hills Realty Trust	183,309	2,212,540
Starwood Property Trust, Inc.	2,934,890	58,903,242
TPG RE Finance Trust, Inc.	855,290	6,602,839
Two Harbors Investment Corp.	1,303,192	14,035,378
		542,523,231
Total Long-Term Investments — 97.6% (Cost: $757,871,555)		542,523,231
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	910,764	910,764
Total Short-Term Securities — 0.2% (Cost: $910,764)		910,764
Total Investments — 97.8% (Cost: $758,782,319)		543,433,995
Other Assets Less Liabilities — 2.2%		12,241,821
Net Assets — 100.0%		$ 555,675,816

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 8,505,282	$ —	$ (8,505,793)(b)	$ 2,288	$ (1,777)	$ —	—	$ 31,970 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	216,674	694,090 (b)	—	—	—	910,764	910,764	12,100	—
				$ 2,288	$ (1,777)	$ 910,764		$ 44,070	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Mortgage Real Estate ETF
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	359	09/19/25	$ 13,028	$ 69,850
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 542,523,231	$ —	$ —	$ 542,523,231
Short-Term Securities
Money Market Funds	910,764	—	—	910,764
	$ 543,433,995	$ —	$ —	$ 543,433,995
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 69,850	$ —	$ —	$ 69,850

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust